Condensed Financial Information of Company Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492
Other comprehensive income, net of tax
Foreign currency translation adjustments	2,268	9,065	4,254
Comprehensive income (loss)	(208)	57,091	42,746
Comprehensive income (loss) attributable to Charm Communications Inc.'s shareholders	(2,437)	55,212	42,221
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(2,476)	48,026	38,492
Other comprehensive income, net of tax
Foreign currency translation adjustments	2,268	9,065	4,254
Comprehensive income (loss)	(208)	57,091	42,746
Comprehensive income (loss) attributable to Charm Communications Inc.'s shareholders	$ (208)	$ 57,091	$ 42,746